Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt

5. DEBT

Watsco Revolving Credit Agreement

We maintain a bank-syndicated, unsecured revolving credit agreement that provides for borrowings of up to $300,000. Borrowings are used to fund seasonal working capital needs and for other general corporate purposes, including acquisitions, dividends, stock repurchases and issuances of letters of credit. Included in the facility are a $25,000 swingline subfacility and a $50,000 letter of credit subfacility. Borrowings bear interest at primarily LIBOR-based rates plus a spread which ranges from 37.5 to 112.5 basis-points depending upon our ratio of total debt to EBITDA (LIBOR plus 40 basis-points at December 31, 2011). We pay a variable commitment fee on the unused portion of the commitment, ranging from 7.5 to 20 basis-points (8 basis-points at December 31, 2011). Alternatively, we may elect to have borrowings bear interest at the Prime Rate or the Federal Funds Rate plus our spread. At December 31, 2011 and 2010, $20,000 and $10,000 were outstanding under this revolving credit agreement, respectively. The credit agreement matures in August 2012 and, accordingly, borrowings outstanding under the credit agreement are classified as current liabilities in our consolidated balance sheet at December 31, 2011. We have obtained indicative term sheets at competitive rates and terms and intend to refinance this bank-syndicated, unsecured revolving credit agreement prior to its maturity however, there is no assurance that we will be able to refinance with the same terms and conditions.

In July 2009, we amended our credit agreement to allow for the consummation of the first joint venture with Carrier, Carrier Enterprise, LLC ("Carrier Enterprise I"). We paid an amendment fee of $5,483, which is being amortized ratably through the maturity of the facility in August 2012. All other significant terms and conditions remained the same, including capacity, pricing and covenant structure.

The revolving credit agreement contains customary affirmative and negative covenants including financial covenants with respect to consolidated leverage and interest coverage ratios, limits on capital expenditures, dividends and share repurchases, and other restrictions. We believe we were in compliance with all covenants and financial ratios at December 31, 2011.

Carrier Enterprise I Revolving Credit Agreement

Carrier Enterprise I maintains a separate bank-syndicated, secured revolving credit agreement that provides for borrowings of up to $125,000. Effective July 1, 2011, Carrier Enterprise I's standard payment terms with Carrier for inventory purchases accelerated. As a result of this change, on July 26, 2011 we amended the revolving credit agreement to increase available borrowings to $125,000 from $75,000. All other terms and conditions of the credit facility remained the same. Borrowings under the credit facility are used for general corporate purposes, including working capital and permitted acquisitions. Included in the facility are a $15,000 swing loan subfacility and a $5,000 letter of credit subfacility. Borrowings bear interest at primarily LIBOR-based rates plus a spread which ranges from 275 to 325 basis-points depending upon Carrier Enterprise I's ratio of total debt to EBITDA (LIBOR plus 275 basis-points at December 31, 2011). Carrier Enterprise I pays a fixed commitment fee on the unused portion of the commitment of 50 basis-points. Alternatively, Carrier Enterprise I has the option to elect to have borrowings bear interest at the higher of the Prime Rate, the Federal Funds Rate plus 50 basis-points or a LIBOR-based rate plus 150 basis-points. The credit facility is secured by substantially all tangible and intangible assets of Carrier Enterprise I. At December 31, 2011 and 2010, no borrowings were outstanding under this credit facility. The credit agreement matures in July 2012. We have obtained indicative term sheets at competitive rates and terms and intend to refinance, on an unsecured basis, this bank-syndicated revolving credit agreement prior to its maturity however, there is no assurance that we will be able to refinance with the same terms and conditions. Carrier Enterprise I paid fees of $1,212 in connection with entering into the credit agreement, which are being amortized ratably through the maturity of the facility in July 2012.

The Carrier Enterprise I revolving credit agreement contains customary affirmative and negative covenants and representations and warranties, including compliance with a monthly borrowing base certificate with advance rates on accounts receivable and inventory, two financial covenants with respect to its leverage and interest coverage ratios, limits on capital expenditures and cash distributions, and other restrictions. We believe Carrier Enterprise I was in compliance with all covenants and financial ratios at December 31, 2011.